Financial Instruments, Financial Risks and Capital Risks Management - Summary of Non-derivative Financial Liabilities (Detail) - MYR (RM)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	RM 15,870,837	RM 12,926,832	RM 40,828
Non-interest bearing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	13,994,964	11,690,481	40,828
Fixed interest rate [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	1,859,330	1,179,992
Variable interest rate [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	RM 16,543	RM 56,359
Variable Interest Rate Borrowings [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fixed interest rate	BLR+2.6%	BLR+2.6%
On demand or within one year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	RM 15,126,506	RM 12,483,858	40,828
On demand or within one year [Member] | Non-interest bearing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	13,994,964	11,690,481	RM 40,828
On demand or within one year [Member] | Fixed interest rate [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	1,114,999	753,561
On demand or within one year [Member] | Variable interest rate [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	16,543	39,816
Within 2 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	744,331	442,974
Within 2 to 5 years | Fixed interest rate [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	744,331	426,431
Within 2 to 5 years | Variable interest rate [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	RM 0	RM 16,543
Top of range [member] | Fixed interest rate [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate	3.50%	3.50%
Bottom of range [member] | Fixed interest rate [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate	5.00%	5.00%